Statement of changes in equity - ZAR (R) R in Millions		Shareholders' equity	Share capital	Share-based payment reserve	Foreign currency translation reserve	Other reserves [1]	Remeasurements on post-retirement benefit obligations	Retained earnings	Non-controlling interests	Total
Balance at beginning of year at Jun. 30, 2023		R 196,904	R 9,888	R 898	R 49,686	R 20	R 706	R 135,706	R 4,620	R 201,524
Other movements		(8)		1	(1)	(25)		17	9	1
Movement in share-based payment reserve		865		865						865
Share-based payment expense		986		986						986
Deferred tax		(121)		(121)						(121)
Long-term incentives vested and settled				(718)				718
Total comprehensive (loss)/income for the year		(47,123)			(2,971)	54	65	(44,271)	10	(47,113)
(loss)/profit		(44,271)						(44,271)	26	(44,245)
other comprehensive (loss)/income for the year		(2,852)			(2,971)	54	65		(16)	(2,868)
Dividends paid		(7,633)						(7,633)	(217)	(7,850)
Balance at end of year at Jun. 30, 2024		143,005	9,888	1,046	46,714	49	771	84,537	4,422	147,427
Other movements		(2)						(2)		(2)
Movement in share-based payment reserve		913		913						913
Share-based payment expense		914		914						914
Deferred tax		(1)		(1)						(1)
Long-term incentives vested and settled				(691)				691
Total comprehensive (loss)/income for the year		8,539			1,581	12	179	6,767	967	9,506
(loss)/profit		6,767						6,767	959	7,726
other comprehensive (loss)/income for the year		1,772			1,581	12	179		8	1,780
Dividends paid		(28)						(28)	(205)	(233)
Balance at end of year at Jun. 30, 2025		152,427	9,888	1,268	48,295	61	950	91,965	5,184	157,611
Movement in share-based payment reserve		956		956						956
Share-based payment expense		918		918						918
Deferred tax		38		38						38
Long-term incentives vested and settled				(217)				217
Transfer to cash-settled liability	[2]	(275)		(275)						(275)
Transfer of gain realised on payment of cash-settled liability	[2]			(468)				468
Total comprehensive (loss)/income for the year		9,948			(2,250)	(69)	118	12,149	2,307	12,255
(loss)/profit		12,149						12,149	2,309	14,458
other comprehensive (loss)/income for the year		(2,201)			(2,250)	(69)	118		(2)	(2,203)
Dividends paid									(513)	(513)
Balance at end of year at Jun. 30, 2026		R 163,056	R 9,888	R 1,264	R 46,045	R (8)	R 1,068	R 104,799	R 6,978	R 170,034

[1]	Includes investment fair value and cash flow hedge reserves.
[2]	On 20 August 2025, the Remuneration Committee approved the once-off settlement of the Long-term incentive (LTI) shares vesting on 6 September 2025 through a combination of equity and cash. The fair value of the liability was reclassified from equity to liabilities on modification date for the sell portion of the LTIs that vested on 6 September 2025. The difference between the amount accrued in the share-based payment reserve (based on the share price at grant date while it was still an equity settled share-based payment) and the amount of the cash settled liability paid (based on share price at vesting date), resulted in a gain being realised upon the extinguishment of the liability on 8 September 2025.